UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: January 31, 2006

ITEM 1.           SCHEDULE OF INVESTMENTS

SMITH BARNEY TRUST II

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

FORM N-Q
January 31, 2006

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE

COMMON STOCKS — 95.3%
CONSUMER DISCRETIONARY — 9.3%
Media — 5.4%
25,000	Gannett Co. Inc.	$1,545,000
30,000	Meredith Corp.	1,642,800
150,000	Time Warner Inc.	2,629,500
120,000	Walt Disney Co.	3,037,200

	Total Media	8,854,500

Multiline Retail — 1.3%
40,000	Target Corp.	2,190,000

Specialty Retail — 2.6%
40,000	Bed Bath & Beyond Inc. *	1,496,400
70,000	Home Depot Inc.	2,838,500

	Total Specialty Retail	4,334,900

	TOTAL CONSUMER DISCRETIONARY	15,379,400

CONSUMER STAPLES — 13.8%
Beverages — 1.8%
51,614	PepsiCo Inc.	2,951,288

Food & Staples Retailing — 5.5%
40,000	Costco Wholesale Corp.	1,995,600
73,189	Wal-Mart Stores Inc.	3,374,745
86,128	Walgreen Co.	3,727,620

	Total Food & Staples Retailing	9,097,965

Food Products — 2.8%
15,000	Dean Foods Co. *	568,950
24,000	General Mills Inc.	1,166,640
35,000	H.J. Heinz Co.	1,187,900
25,000	Wm. Wrigley Jr. Co.	1,599,000

	Total Food Products	4,522,490

Household Products — 3.7%
30,000	Kimberly-Clark Corp.	1,713,600
75,000	Procter & Gamble Co.	4,442,250

	Total Household Products	6,155,850

	TOTAL CONSUMER STAPLES	22,727,593

ENERGY — 10.9%
Energy Equipment & Services — 2.0%
25,000	ENSCO International Inc.	1,278,000
16,000	Schlumberger Ltd.	2,039,200

	Total Energy Equipment & Services	3,317,200

Oil, Gas & Consumable Fuels — 8.9%
30,000	BP PLC, Sponsored ADR	2,169,300
25,000	Cimarex Energy Co. *	1,139,000
55,000	EnCana Corp.	2,742,300
125,000	Exxon Mobil Corp.	7,843,750
10,000	Suncor Energy Inc.	801,200

	Total Oil, Gas & Consumable Fuels	14,695,550

	TOTAL ENERGY	18,012,750

EXCHANGE TRADED FUND — 1.7%
50,000	streetTRACKS Gold Trust *	2,835,000

FINANCIALS — 11.8%
Capital Markets — 2.6%
15,000	Goldman Sachs Group Inc.	2,118,750

See Notes to Schedule of Investments.

1

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE

Capital Markets — 2.6% (continued)
30,000	Merrill Lynch & Co. Inc.	$2,252,100

	Total Capital Markets	4,370,850

Commercial Banks — 3.2%
50,000	Bank of America Corp.	2,211,500
50,000	Wells Fargo & Co.	3,118,000

	Total Commercial Banks	5,329,500

Diversified Financial Services — 1.2%
50,000	JPMorgan Chase & Co.	1,987,500

Insurance — 4.1%
75	Berkshire Hathaway Inc., Class A Shares *	6,711,750

Real Estate — 0.7%
30,000	Forest City Enterprises Inc., Class A Shares	1,136,100

	TOTAL FINANCIALS	19,535,700

HEALTH CARE — 9.5%
Biotechnology — 1.7%
36,975	Amgen Inc. *	2,695,108

Health Care Equipment & Supplies — 2.3%
15,000	IDEXX Laboratories Inc. *	1,152,300
47,433	Medtronic Inc.	2,678,541

	Total Health Care Equipment & Supplies	3,830,841

Pharmaceuticals — 5.5%
62,574	Johnson & Johnson	3,600,508
100,000	Pfizer Inc.	2,568,000
30,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,278,900
35,000	Wyeth	1,618,750

	Total Pharmaceuticals	9,066,158

	TOTAL HEALTH CARE	15,592,107

INDUSTRIALS — 18.7%
Aerospace & Defense — 4.7%
40,000	Honeywell International Inc.	1,536,800
65,000	Raytheon Co.	2,663,050
60,000	United Technologies Corp.	3,502,200

	Total Aerospace & Defense	7,702,050

Air Freight & Logistics — 1.1%
24,000	United Parcel Service Inc., Class B Shares	1,797,840

Airlines — 0.2%
20,000	Southwest Airlines Co.	329,200

Building Products — 0.6%
30,000	Masco Corp.	889,500

Commercial Services & Supplies — 2.1%
25,000	Pitney Bowes Inc.	1,068,500
75,000	Waste Management Inc.	2,368,500

	Total Commercial Services & Supplies	3,437,000

Electrical Equipment — 0.7%
50,000	American Power Conversion Corp.	1,185,000

Industrial Conglomerates — 8.3%
75,000	3M Co.	5,456,250
212,522	General Electric Co.	6,960,096
50,000	Tyco International Ltd.	1,302,500

	Total Industrial Conglomerates	13,718,846

Road & Rail — 1.0%
35,000	Florida East Coast Industries Inc.	1,707,300

See Notes to Schedule of Investments.

2

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE

	TOTAL INDUSTRIALS	$30,766,736

INFORMATION TECHNOLOGY — 15.6%
Communications Equipment — 1.5%
130,000	Cisco Systems Inc. *	2,414,100

Computers & Peripherals — 3.9%
100,000	EMC Corp. *	1,340,000
75,000	Hewlett-Packard Co.	2,338,500
33,723	International Business Machines Corp.	2,741,680

	Total Computers & Peripherals	6,420,180

Internet Software & Services — 2.1%
2,000	Google Inc., Class A Shares *	866,500
25,000	VeriSign Inc. *	593,750
60,000	Yahoo! Inc. *	2,060,400

	Total Internet Software & Services	3,520,650

IT Services — 1.1%
40,000	Automatic Data Processing Inc.	1,757,600

Semiconductors & Semiconductor Equipment — 1.9%
40,000	Freescale Semiconductor Inc., Class B Shares *	1,010,000
103,000	Intel Corp.	2,190,810

	Total Semiconductors & Semiconductor Equipment	3,200,810

Software — 5.1%
271,294	Microsoft Corp.	7,636,926
40,000	Symantec Corp. *	735,200

	Total Software	8,372,126

	TOTAL INFORMATION TECHNOLOGY	25,685,466

MATERIALS — 4.0%
Chemicals — 2.7%
30,000	Dow Chemical Co.	1,269,000
45,000	E.I. du Pont de Nemours & Co.	1,761,750
25,000	PPG Industries Inc.	1,487,500

	Total Chemicals	4,518,250

Metals & Mining — 1.3%
35,000	Alcoa Inc.	1,102,500
5,000	Rio Tinto PLC, Sponsored ADR	1,025,050

	Total Metals & Mining	2,127,550

	TOTAL MATERIALS	6,645,800

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $146,604,682)	157,180,552

FACE
AMOUNT

SHORT-TERM INVESTMENT — 5.0%
Repurchase Agreement — 5.0%
$ 8,328,000	Interest in $386,481,000 joint tri-party repurchase agreement dated 1/31/06
	with Greenwich Capital Markets Inc., 4.450% due 2/1/06; Proceeds at
	maturity - $8,329,029; (Fully collateralized by various U.S. government
	agency & Treasury obligations, 0.000% to 9.375% due 4/15/06 to 4/15/30;
	Market value - $8,494,627)
	(Cost — $8,328,000)	8,328,000

	TOTAL INVESTMENTS — 100.3% (Cost — $154,932,682#)	165,508,552
	Liabilities in Excess of Other Assets — (0.3)%	(493,123)

	TOTAL NET ASSETS — 100.0%	$165,015,429

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR - American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Diversified Large Cap Growth Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the "Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$15,823,081
Gross unrealized depreciation	(5,247,211)

Net unrealized appreciation	$10,575,870

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	March 30, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date	March 30, 2006